Statement of Changes in Shareholders' Equity (USD $)	Total USD ($)	General Shares [Member]	General Shares [Member] Total Equity [Member] USD ($)	Shares (Member)	Shares (Member) Total Equity [Member] USD ($)
Balance at Dec. 31, 2010	$ 151,470,409		$ 1,082		$ 151,469,327
Balance (in shares) at Dec. 31, 2010		40		5,600,000
Sale of Shares	129,135,694				129,135,694
Sale of Shares (in shares)				4,600,000
Redemption of Shares	(178,464,890)				(178,464,890)
Redemption of Shares (in shares)				(6,400,000)
Net Increase (Decrease) due to Share Transactions	(49,329,196)				(49,329,196)
Net Increase (Decrease) due to Share Transactions (in shares)				(1,800,000)
Net Income (Loss)
Net investment income (loss)	(1,068,768)		(15)		(1,068,753)
Net realized gain (loss) on United States Treasury Obligations and Futures	2,595,816		43		2,595,773
Net change in unrealized gain (loss) on United States Treasury Obligations and Futures	(1,514,745)		(35)		(1,514,710)
Net Income (Loss)	12,303		(7)		12,310
Net Change in Net Assets	(49,316,893)		(7)		(49,316,886)
Net Change in Net Assets (in shares)				(1,800,000)
Balance at Dec. 31, 2011	102,153,516		1,075		102,152,441
Balance (in shares) at Dec. 31, 2011		40		3,800,000
Sale of Shares	53,923,576				53,923,576
Sale of Shares (in shares)				2,000,000
Redemption of Shares	(64,358,994)				(64,358,994)
Redemption of Shares (in shares)				(2,400,000)
Net Increase (Decrease) due to Share Transactions	(10,435,418)				(10,435,418)
Net Increase (Decrease) due to Share Transactions (in shares)				(400,000)
Net Income (Loss)
Net investment income (loss)	(676,564)		(11)		(676,553)
Net realized gain (loss) on United States Treasury Obligations and Futures	2,123,319		35		2,123,284
Net change in unrealized gain (loss) on United States Treasury Obligations and Futures	(666,925)		(11)		(666,914)
Net Income (Loss)	779,830		13		779,817
Net Change in Net Assets	(9,655,588)		13		(9,655,601)
Net Change in Net Assets (in shares)				(400,000)
Balance at Dec. 31, 2012	92,497,928		1,088		92,496,840
Balance (in shares) at Dec. 31, 2012		40		3,400,000
Sale of Shares	5,457,806				5,457,806
Sale of Shares (in shares)				200,000
Redemption of Shares	(31,782,127)				(31,782,127)
Redemption of Shares (in shares)				(1,200,000)
Net Increase (Decrease) due to Share Transactions	(26,324,321)				(26,324,321)
Net Increase (Decrease) due to Share Transactions (in shares)				(1,000,000)
Net Income (Loss)
Net investment income (loss)	(566,584)		(2)		(566,582)
Net realized gain (loss) on United States Treasury Obligations and Futures	(654,778)		(2)		(654,776)
Net change in unrealized gain (loss) on United States Treasury Obligations and Futures	73,769				73,769
Net Income (Loss)	(1,147,593)		(4)		(1,147,589)
Net Change in Net Assets	(27,471,914)		(4)		(27,471,910)
Net Change in Net Assets (in shares)				(1,000,000)
Balance at Dec. 31, 2013	$ 65,026,014		$ 1,084		$ 65,024,930
Balance (in shares) at Dec. 31, 2013		40		2,400,000